UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Cash Management Trust

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (6.8%)[a]	Value
	Barton Capital, LLC
$45,000,000	0.070%, 8/1/2013[b,c]	$45,000,000
	Dealers Capital Access Trust, LLC
16,000,000	0.280%, 8/1/2013	16,000,000
	Jupiter Securitization Corporation, LLC
9,315,000	0.080%, 8/1/2013[b,c]	9,315,000
	Starbird Funding Corporation
57,779,000	0.070%, 8/1/2013[b,c]	57,779,000

	Total	128,094,000

Principal Amount	Financial Company Commercial Paper (4.1%)[a]	Value
	AllianceBernstein, LP
14,000,000	0.170%, 8/6/2013[c]	13,999,670
	BNP Paribas Finance, Inc.
15,000,000	0.080%, 8/1/2013	15,000,000
	Prudential Funding, LLC
50,000,000	0.060%, 8/1/2013	50,000,000

	Total	78,999,670

Principal Amount	Government Agency Debt (79.4%)[a]	Value
	Federal Agricultural Mortgage Corporation
4,375,000	0.080%, 8/13/2013	4,374,883
30,000,000	0.104%, 9/10/2013[d]	29,998,514
5,900,000	0.110%, 10/31/2013	5,898,359
20,000,000	0.165%, 11/1/2013[d]	19,999,779
	Federal Farm Credit Bank
1,240,000	0.192%, 8/19/2013[d]	1,240,025
2,000,000	0.340%, 9/16/2013[d]	2,000,628
5,000,000	0.166%, 10/28/2013[d]	5,000,494
10,978,000	0.245%, 12/6/2013[d]	10,981,697
10,000,000	0.161%, 1/13/2014[d]	10,000,483
25,000,000	0.097%, 2/10/2014[d]	24,993,496
6,000,000	0.211%, 2/24/2014[d]	6,002,599
9,500,000	0.129%, 3/26/2014[d]	9,499,400
15,000,000	0.162%, 8/12/2014[d]	14,997,681
10,000,000	0.165%, 10/9/2014[d]	9,997,037
15,000,000	0.131%, 10/24/2014[d]	14,999,048
5,535,000	0.232%, 8/17/2015[d]	5,540,199
	Federal Home Loan Bank
2,500,000	0.140%, 9/4/2013[d]	2,500,117
10,000,000	0.140%, 9/6/2013[d]	10,000,099
625,000	0.330%, 9/16/2013[d]	625,191
4,250,000	0.130%, 9/20/2013	4,250,044
10,005,000	0.170%, 9/20/2013	10,005,633
15,000,000	0.140%, 10/1/2013[d]	15,000,755
5,000,000	0.210%, 10/17/2013	5,000,873
38,900,000	0.100%, 10/18/2013	38,891,572
50,000,000	0.110%, 10/25/2013	49,999,787
30,000,000	0.150%, 10/25/2013[d]	30,000,723
25,000,000	0.100%, 10/30/2013	24,999,262
50,000,000	0.154%, 11/13/2013[d]	50,007,186
25,000,000	0.055%, 11/14/2013[d]	24,995,500
20,000,000	0.170%, 11/15/2013[d]	20,001,768
4,000,000	0.180%, 11/25/2013[d]	4,001,019
5,000,000	0.190%, 11/25/2013[d]	5,001,434
6,575,000	4.875%, 11/27/2013	6,675,328
53,500,000	0.055%, 12/11/2013[d]	53,488,369

Principal Amount	Government Agency Debt (79.4%)[a]	Value
$15,000,000	0.320%, 12/11/2013	$15,009,326
2,000,000	0.170%, 12/19/2013	1,999,979
30,000,000	0.180%, 12/20/2013[d]	30,010,595
50,000,000	0.180%, 12/27/2013[d]	50,018,533
5,000,000	0.111%, 1/15/2014[d]	4,999,877
25,000,000	0.112%, 1/16/2014[d]	24,999,449
8,000,000	0.112%, 1/17/2014[d]	7,999,724
37,000,000	0.084%, 1/27/2014[d]	36,985,149
5,000,000	0.150%, 2/3/2014[d]	4,998,718
50,000,000	0.133%, 2/5/2014[d]	50,000,000
25,000,000	0.100%, 2/14/2014[d]	24,995,674
8,320,000	0.180%, 2/24/2014[d]	8,320,000
6,000,000	0.156%, 2/27/2014[d]	5,999,655
17,000,000	0.240%, 2/28/2014[d]	17,011,769
25,000,000	0.165%, 3/6/2014[d]	24,998,568
25,000,000	0.122%, 4/22/2014[d]	25,000,000
33,470,000	0.240%, 6/4/2014[d]	33,489,961
30,000,000	0.162%, 6/17/2014[d]	29,999,365
46,000,000	0.145%, 10/8/2014[d]	45,997,669
	Federal Home Loan Mortgage Corporation
4,250,000	0.300%, 9/12/2013[d]	4,250,495
81,745,000	0.131%, 9/13/2013[d]	81,744,909
10,120,000	0.375%, 11/27/2013	10,126,846
3,000,000	0.195%, 12/5/2014[d]	3,001,873
	Federal National Mortgage Association
3,000,000	0.140%, 8/14/2013	2,999,848
1,299,000	0.113%, 9/17/2013	1,300,680
4,000,000	0.125%, 10/1/2013	3,999,153
20,000,000	0.123%, 10/16/2013	19,994,828
17,515,000	0.750%, 12/18/2013	17,555,728
16,100,000	0.240%, 3/4/2014[d]	16,110,474
5,000,000	0.360%, 8/25/2014[d]	5,007,555
20,000,000	0.020%, 8/5/2015[d,e]	19,991,870
	International Bank for Reconstruction & Development
25,000,000	0.100%, 8/5/2013	24,999,722
20,000,000	0.092%, 9/4/2013	19,998,300
	Overseas Private Investment Corporation
2,154,672	0.130%, 8/6/2013[d]	2,154,672
2,586,204	0.130%, 8/6/2013[d]	2,586,204
7,543,859	0.130%, 8/6/2013[d]	7,543,860
4,000,000	0.130%, 8/7/2013[d]	4,000,000
37,440,000	0.130%, 8/7/2013[d]	37,440,000
10,000,000	0.140%, 8/7/2013[d]	10,000,000
78,735,000	0.140%, 8/7/2013[d]	78,735,000
7,464,000	0.140%, 8/7/2013[d]	7,464,000
10,000,000	0.140%, 8/7/2013[d]	10,000,000
6,991,500	0.140%, 8/7/2013[d]	6,991,500
58,305,000	0.140%, 8/7/2013[d]	58,305,000
15,000,000	0.140%, 8/7/2013[d]	15,000,000
9,322,000	0.140%, 8/7/2013[d]	9,322,000
24,000,000	0.150%, 8/7/2013[d]	24,000,000
21,915,385	0.150%, 8/7/2013[d]	21,915,385
5,427,520	0.294%, 4/15/2014	7,326,718

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Cash Management Trust

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Government Agency Debt (79.4%)[a]	Value
$2,000,000	0.400%, 5/2/2014	$2,001,991

	Total	1,509,671,604

Shares	Investment Company (7.3%)	Value
	AIM Investments Institutional Government and Agency Portfolio
130,000	0.020%	130,000
	BlackRock Cash Funds
59,222,000	0.100%	59,222,000
	Dreyfus Institutional Cash Advantage Fund
22,120,000	0.060%	22,120,000
	DWS Money Market Series
40,666,000	0.060%	40,666,000
	Morgan Stanley Institutional Liquidity Funds
16,221,000	0.050%	16,221,000

	Total	138,359,000

Principal Amount	Other Instrument (1.5%)[a]	Value
	BNP Paribas
29,630,000	0.070%, 8/1/2013	29,630,000

	Total	29,630,000

Principal Amount	Variable Rate Demand Note (2.9%)[a]	Value
	Andover, Minnesota Senior Housing Revenue Bonds
9,295,000	0.050%, 8/7/2013[d]	9,295,000
	Capital Trust Agency Multi-Family Housing Revenue Bonds (Portofino Villas and Stratford Landing)
11,000,000	0.050%, 8/7/2013[d]	11,000,000
	Illinois Finance Authority Multifamily Housing Revenue Bonds (Villagebrook Apartments)
5,160,000	0.080%, 8/7/2013[d]	5,160,000
	Lancaster County, Nebraska Hospital Authority No. 1 Revenue Refunding Bonds (BryanLGH Medical Center)
8,300,000	0.080%, 8/1/2013[d]	8,300,000
2,020,000	0.050%, 8/7/2013[d]	2,020,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
5,935,000	0.050%, 8/7/2013[d]	5,935,000

Principal Amount	Variable Rate Demand Note (2.9%)[a]	Value
	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds (Methodist Hospitals of Dallas)
$14,360,000	0.050%, 8/1/2013[d]	$14,360,000

	Total	56,070,000

	Total Investments (at amortized cost) 102.0%	$1,940,824,274

	Other Assets and Liabilities, Net (2.0)%	(38,930,885)

	Total Net Assets 100.0%	$1,901,893,389

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $126,093,670 or 6.6% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Cost for federal income tax purposes	$1,940,824,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Cash Management Trust

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	128,094,000	–	128,094,000	–
Financial Company Commercial Paper	78,999,670	–	78,999,670	–
Government Agency Debt	1,509,671,604	–	1,509,671,604	–
Investment Company	138,359,000	138,359,000	–	–
Other Instrument	29,630,000	–	29,630,000	–
Variable Rate Demand Note	56,070,000	–	56,070,000	–
Total	$1,940,824,274	$138,359,000	$1,802,465,274	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Notes to Schedule of Investments

As of July 31, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

4

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 26, 2013	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 26, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 26, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer